Fair Value - Schedule of Fair Value Level III Assets Measured at Fair Value on a Recurring or Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Servicing Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Assets	$ 9	$ 14
Valuation Technique	Discounted Cash Flow
Significant Unobservable Inputs	Remaining term
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Assets	15,961	14,740
Valuation Technique	Appraisal of collateral
Real Estate Acquired Through Foreclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Assets	1,977	2,441
Valuation Technique	Appraisal of collateral
Trust Preferred Securities Credit Spreads [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Credit Spreads
Trust Preferred Securities Liquidity Risk Adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Liquidity Risk Adjustments
Trust Preferred Securities Default Rates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Default Rates
Impaired Loans Appraisal Value and Liquidation Expense [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Appraisal value and liquidation expense
Servicing Assets Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Discount Rate
Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Assets	37,209	36,179
Valuation Technique	Discounted Cash Flow
Minimum [Member] | Servicing Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	1 year 3 months	2 months 12 days
Minimum [Member] | Trust Preferred Securities Credit Spreads [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	0.45%	0.45%
Minimum [Member] | Trust Preferred Securities Liquidity Risk Adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	0.20%	0.20%
Minimum [Member] | Trust Preferred Securities Default Rates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	0.60%	0.60%
Minimum [Member] | Impaired Loans Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	2.84%	0.64%
Minimum [Member] | Impaired Loans Appraisal Value and Liquidation Expense [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average
Minimum [Member] | Servicing Assets Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	11.25%	11.25%
Maximum [Member] | Servicing Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	16 years 10 months 24 days	18 years 9 months 18 days
Maximum [Member] | Trust Preferred Securities Credit Spreads [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	0.70%	0.80%
Maximum [Member] | Trust Preferred Securities Liquidity Risk Adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	0.55%	0.65%
Maximum [Member] | Trust Preferred Securities Default Rates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	1.00%	1.00%
Maximum [Member] | Impaired Loans Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	48.93%	48.93%
Maximum [Member] | Impaired Loans Appraisal Value and Liquidation Expense [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average
Maximum [Member] | Servicing Assets Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	12.25%	12.25%
Weighted Average [Member] | Servicing Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	12 years 6 months	13 years 6 months
Weighted Average [Member] | Trust Preferred Securities Credit Spreads [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	0.575%	0.661%
Weighted Average [Member] | Trust Preferred Securities Liquidity Risk Adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	0.36%	0.38%
Weighted Average [Member] | Impaired Loans Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	9.95%	9.98%
Weighted Average [Member] | Impaired Loans Appraisal Value and Liquidation Expense [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average
Weighted Average [Member] | Servicing Assets Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range/Weighted Average	11.36%	11.51%